COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Jun. 30, 2018
COMMITMENTS AND CONTINGENCIES
Schedule of Operating lease expenditure commitments

	Consolidated
	2018	2017	2016
Operating lease expenditure commitments	$	$	$

Minimum operating lease payments
- not later than one year	41,625	227,992	220,486
- later than one year but not later than five years	—	35,676	248,481
- later than five years	—	—	—

Total minimum operating lease payments	41,625	263,668	468,967

As at June 30, 2018, the above operating leases related to the following premises that are currently occupied by the Group:

Location	Landlord	Use	Date of expiry of lease	Minimum payments ($)

60-66 Hanover Street Fitzroy, Victoria 3065 Australia	Crude Pty. Ltd.	Office / laboratory	August 31, 2018	35,676
9115 Harris Corners Parkway, Suite 320 Charlotte, North Carolina 28269 USA	New Boston Harris Corners LLC	Office	Month to month	5,949

			Total	41,625